Statutory Results (Tables)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Statutory net income and surplus amounts
The statutory net income (loss) and surplus was as follows:

	For the years ended December 31,
	2013	2012	2011
Combined statutory net income (loss)	$1,290	$927	$(669)
Statutory capital and surplus	$5,005	$5,016	$5,920